Perritt Ultra MicroCap Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Aerospace & Defense - 3.3%
VirTra, Inc.(a)	35,000	$358,750

Banks - 3.2%
First Internet Bancorp	6,500	214,370
Isabella Bank Corp.	6,000	129,240
		343,610

Biotechnology - 0.6%
Actinium Pharmaceuticals, Inc.(a)	12,000	64,560

Capital Markets - 1.7%
Silvercrest Asset Management Group, Inc. - Class A	11,000	183,480

Chemicals - 3.9%
Advanced Emissions Solutions, Inc.(a)	30,000	100,800
Flexible Solutions International, Inc.	36,815	68,844
Northern Technologies International Corp.	20,000	258,800
		428,444

Commercial Services & Supplies - 2.3%
Quest Resource Holding Corp.(a)	35,600	245,640

Communications Equipment - 1.9%
BK Technologies Corp.(a)	15,000	178,500
Westell Technologies, Inc. - Class A(a)	20,000	32,600
		211,100

Construction & Engineering - 1.3%
Bowman Consulting Group Ltd.(a)	4,500	141,345

Consumer Finance - 0.3%
Janover, Inc.(a)	30,000	37,800

Consumer Staples Distribution & Retail - 1.1%
HF Foods Group, Inc.(a)	25,000	125,000

Diversified REITs - 1.6%
Generation Income Properties, Inc.	3,080	12,813
Modiv Industrial, Inc.	11,000	164,890
		177,703

Electrical Equipment - 2.7%
Espey Manufacturing & Electronics Corp.	5,500	121,000
Expion360, Inc.(a)	15,000	64,650
Ultralife Corp.(a)	15,000	106,050
		291,700

Electronic Equipment, Instruments & Components - 6.2%
Data I/O Corp.(a)	49,374	160,959
Identiv, Inc.(a)	16,000	125,120
Iteris, Inc.(a)	25,000	120,500
Luna Innovations, Inc.(a)	22,500	161,325
Napco Security Technologies, Inc.	3,000	104,250
		672,154

Energy Equipment & Services - 2.9%
Gulf Island Fabrication, Inc.(a)	20,000	90,000
Natural Gas Services Group, Inc.(a)	15,100	220,762
		310,762

Financial Services - 5.0%
A-Mark Precious Metals, Inc.	9,000	242,730
Cantaloupe, Inc.(a)	25,000	170,250
Usio, Inc.(a)	80,000	133,600
		546,580

Food Products - 0.4%
BranchOut Food, Inc.(a)	34,708	39,914

Health Care Equipment & Supplies - 6.2%
Biomerica, Inc.(a)	42,500	39,525
Modular Medical, Inc.(a)	85,000	143,650
Pro-Dex, Inc.(a)	6,000	130,200
Sensus Healthcare, Inc.(a)	30,586	99,404
Strata Skin Sciences, Inc.(a)	100,000	52,500
UFP Technologies, Inc.(a)	1,250	210,638
		675,917

Health Care Providers & Services - 1.1%
Quipt Home Medical Corp.(a)	25,000	117,500

Health Care Technology - 0.3%
CareCloud, Inc.(a)	24,200	31,944

Hotels, Restaurants & Leisure - 3.8%
Bragg Gaming Group, Inc.(a)	40,000	222,400
Century Casinos, Inc.(a)	20,000	69,400
Galaxy Gaming, Inc.(a)	66,621	119,918
		411,718

Household Durables - 0.3%
Singing Machine Co., Inc.(a)	43,510	31,284

Interactive Media & Services - 0.7%
DHI Group, Inc.(a)	35,000	80,150

IT Services - 5.9%
Data Storage Corp.(a)	19,414	71,249
DecisionPoint Systems, Inc.(a)	40,001	263,207
Information Services Group, Inc.	25,000	110,500
Research Solutions, Inc.(a)	75,000	195,750
		640,706

Machinery - 6.7%
Commercial Vehicle Group, Inc.(a)	17,500	113,575
Gencor Industries, Inc.(a)	15,000	234,000
Taylor Devices, Inc.(a)	10,315	317,702
TechPrecision Corp.(a)	15,000	57,000
		722,277

Media - 2.1%
Creative Realities, Inc.(a)	50,000	145,000
Perion Network Ltd.(a)	2,000	58,900
Saga Communications, Inc. - Class A	1,184	27,966
		231,866

Metals & Mining - 1.8%
Ampco-Pittsburgh Corp.(a)	38,505	97,418
Ascent Industries Co.(a)	5,402	54,074
Avino Silver & Gold Mines Ltd.(a)	100,000	47,500
		198,992

Mortgage Real Estate Investment Trusts (REITs) - 2.7%
Chicago Atlantic Real Estate Finance, Inc.	10,950	173,776
Sachem Capital Corp.	32,500	116,675
		290,451

Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	5,000	125,850
PHX Minerals, Inc.	31,000	98,890
		224,740

Pharmaceuticals - 0.9%
ProPhase Labs, Inc.(a)(b)	20,000	97,000

Professional Services - 9.8%
Asure Software, Inc.(a)	10,000	88,400
BGSF, Inc.	13,000	132,600
DLH Holdings Corp.(a)	33,424	524,757
Hudson Global, Inc.(a)	11,014	162,456
Willdan Group, Inc.(a)	8,000	153,120
		1,061,333

Real Estate Management & Development - 1.0%
LuxUrban Hotels, Inc.(a)(b)	25,000	104,000

Semiconductors & Semiconductor Equipment - 0.8%
inTEST Corp.(a)	7,500	89,475

Software - 1.7%
Issuer Direct Corp.(a)	10,133	153,515
NetSol Technologies, Inc.(a)	12,739	26,370
		179,885

Specialized REITs - 1.2%
Global Self Storage, Inc.	30,000	132,000

Technology Hardware, Storage & Peripherals - 1.4%
TransAct Technologies, Inc.(a)	20,000	153,200

Textiles, Apparel & Luxury Goods - 3.3%
Crown Crafts, Inc.	30,000	156,900
Lakeland Industries, Inc.	11,000	198,110
		355,010

Trading Companies & Distributors - 1.0%
FGI Industries Ltd.(a)	70,000	102,900

Water Utilities - 2.0%
Global Water Resources, Inc.	18,000	215,820

Wireless Telecommunication Services - 1.9%
SurgePays, Inc.(a)(b)	30,000	210,000
TOTAL COMMON STOCKS (Cost $8,152,572)		10,536,710

WARRANTS - 0.0%(c)	Contracts	Value
Metals & Mining - 0.0%(c)
Ampco-Pittsburgh Corp., Expires 08/01/2025, Exercise Price $5.75(a)	15,000	1,336
TOTAL WARRANTS (Cost $0)		1,336

SHORT-TERM INVESTMENTS - 3.0%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 3.0%
First American Government Obligations Fund - Class X, 5.18%(d)	328,195	328,195
TOTAL SHORT-TERM INVESTMENTS (Cost $328,195)		328,195

TOTAL INVESTMENTS - 100.1% (Cost $8,480,767)		$10,866,241
Money Market Deposit Account - 4.1%(e)		449,212
Liabilities in Excess of Other Assets - (4.2)%		(457,966)
TOTAL NET ASSETS - 100.0%		$10,857,487

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $314,493 which represented 2.9% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2024 was 5.20%.